Related Party Transactions (Details 1) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CDN
Statement [Line Items]
Shareholder guaranteed short-term loans	$ 0	$ 800
USA
Statement [Line Items]
Shareholder guaranteed short-term loans	0	582
June 2019 [Member] | CDN
Statement [Line Items]
Shareholder guaranteed short-term loans	0	300
June 2019 [Member] | USA
Statement [Line Items]
Shareholder guaranteed short-term loans	0	218
Dec. 2017 [Member] | CDN
Statement [Line Items]
Shareholder guaranteed short-term loans	0	500
Dec. 2017 [Member] | USA
Statement [Line Items]
Shareholder guaranteed short-term loans	$ 0	$ 364